Submission		3 Months Ended
	May 12, 2026	Mar. 31, 2026
Submission [Line Items]
Central Index Key		0001865107
Registrant Name	a.k.a. Brands Holding Corp.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A